Employee Benefit and Equity Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013 Person	Jun. 30, 2012 Person	Dec. 31, 2012	Jun. 30, 2013 Stock Options	Jun. 30, 2013 Stock Options Minimum	Jun. 30, 2013 Stock Options Maximum	Jun. 30, 2013 Restricted Stock	Jun. 30, 2012 Restricted Stock	Jun. 30, 2013 Restricted Stock	Jun. 30, 2012 Restricted Stock	Jun. 30, 2013 Restricted Stock TSR	Dec. 31, 2012 Restricted Stock TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period for outstanding stock options					5 years	10 years
Intrinsic value of stock options exercised	$ 0.2
Total tax benefit	0.1
Outstanding weighted average remaining term (in years)	4 years 3 months 18 days
Aggregate intrinsic value of options outstanding	3.3
Weighted average remaining term of options exercisable (in years)	4 years 6 months
Aggregate intrinsic value of options exercisable	3.0
Unrecognized compensation expense				0.2			5.1		5.1
Unrecognized compensation expense weighted average period, in years				1 year 2 months 12 days					2 years
Common stock issued by compensation committee	383,384	63,996
Number of employees subjected to issuance of common stock	40	17
Share-based compensation							$ 1.1	$ 0.3	$ 2.2	$ 0.8
Fair value of TSR awards of per share estimated on date of grant									$ 14.61		$ 12.21	$ 7.80
Expected Dividend Yield	0.00%		0.00%						0.00%